Sales/transfer of receivables	12 Months Ended
Mar. 31, 2020
Sales/transfer of receivables
10. Sales/transfer of receivables
The following table summarizes the cash flows received during the years ended March 31, 2018, March 31, 2019 and March 31, 2020 from customers and paid to SPEs/transferees on securitized/ transferred performing loans:

	Fiscal year ended March 31,
	2018		2019		2020		202 0
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	303.9	Rs.	233.5	Rs.	142.9	US$	1.9
Payments made		301.8		237.7		139.3		1.8
Cash flows on retained interests	Rs.	3.8	Rs.	2.1	Rs.	6.1	US$	0.1
Other key disclosures are as follows:

	As of March 31,
	2019		2020		2020
	(In millions)
Transferred receivables with continuing involvement	Rs.	398.4	Rs.	301.1	US$	4.0
Delinquencies		253.8		262.0		3.5
Credit losses		242.0		256.4		3.4
Retained interest in sold receivables		15.9		12.1		0.2
The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2019 and March 31, 2020 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2019		2020		2020
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	1.7	Rs.	1.3	US$	—
Impact of 20% adverse change		3.3		2.5		—
Expected credit losses:
Impact of 10% adverse change		2.3		1.8		—
Impact of 20% adverse change		4.5		3.6		—
Weighted average life in years of the securitized receivables is not subject to change, except in the case of a change in the prepayment rate assumption. Consequently, the above sensitivity analysis does not include the impact on the estimated fair values of the retained interests due to an adverse change in the weighted average life in years and the discount rate.
These sensitivities are hypothetical and should be used with appropriate caution. A 10% change in the assumptions may not result in proportionate changes in the fair values of retained interests. Adverse changes assumed in the above analysis and the resultant change in the fair values of retained interests are calculated independent of each other. In reality, any change in one factor may cause a change in the other factors.